Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 26,834	$ 37,207	$ 17,018
Accounts receivable, net	3,888	8,525	6,266
Contract assets	7,240	6,223	4,118
Inventory			6
Content asset, net			474
Prepaid expenses and other assets	4,921	6,768	6,190
Total Current Assets	42,883	58,723	34,072
Restricted cash	600	600	600
Property, equipment and leasehold improvements, net	3,459	3,821	925
Operating lease right-of-use assets	2,319	2,693
Intangible assets, net	659	848	738
Other long-term assets	511	553	733
TOTAL ASSETS	50,431	67,238	37,068
Current liabilities:
Accounts payable and accrued expenses	9,550	14,397	28,381
Short-term debt			3,148
Contract liabilities	2,497	3,494	7,902
Operating lease liabilities, current	1,488	1,488
Other current liabilities			7
Total Current Liabilities	13,535	19,379	39,438
Long-term debt, net of discounts (Note 5)			70,854
Warrant liabilities	11	24
Operating lease liabilities, non-current	718	1,084
Total Liabilities	14,264	20,487	110,292
COMMITMENTS AND CONTINGENCIES (Note 9)
MEZZANINE EQUITY:
Series A preferred stock,value			33,705
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value
Common stock, value	7	7	2
Additional paid-in capital	331,142	327,686	5,477
Accumulated deficit	(294,982)	(280,942)	(112,408)
Total Stockholders’ Equity	36,167	46,751	(106,929)
TOTAL LIABILITIES, MEZZANINE EQUITY, AND STOCKHOLDERS’ EQUITY	$ 50,431	$ 67,238	$ 37,068